Consolidated Balance Sheets ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Current assets:
Cash and cash equivalents	$ 3,880.6	₨ 318,869.5	₨ 381,590.1
Short-term deposits	546.1	44,870.9	20,375.8
Finance receivables	2,849.9	234,173.1	220,953.5
Trade receivables	1,915.3	157,379.7	124,421.2
Investments	2,292.7	188,383.0	227,092.2
Other financial assets	697.5	57,310.7	59,443.5
Inventories	4,960.4	407,597.5	352,446.0
Other current assets	1,166.8	95,877.6	75,665.7
Current income tax assets	31.6	2,592.6	2,598.4
Assets classified as held for sale	100.6	8,263.0	4,957.0
Total current assets	18,441.5	1,515,317.6	1,469,543.4
Non-current assets:
Finance receivables	902.6	74,164.2	111,358.6
Investments	348.7	28,651.9	23,209.2
Other financial assets	961.2	78,983.1	60,228.4
Property, plant and equipment	9,317.4	765,611.9	789,133.7
Right of use assets	949.4	78,010.6	66,860.4
Goodwill	102.3	8,406.0	8,071.7
Intangible assets	6,470.6	531,691.8	546,811.7
Investments in equity accounted investees	569.0	46,756.6	43,493.9
Non-current income tax assets	189.4	15,563.7	11,967.9
Deferred income taxes	630.8	51,846.7	38,708.7
Other non-current assets	1,002.7	82,387.9	54,215.1
Total non-current assets	21,444.1	1,762,074.4	1,754,059.3
Total assets	39,885.6	3,277,392.0	3,223,602.7
Current liabilities:
Accounts payable	9,253.9	760,389.7	649,452.8
Acceptances	875.7	71,960.1	97,799.5
Short-term borrowings and current portion of long-term debt	4,498.3	369,646.6	419,178.7
Other financial liabilities	1,308.6	107,528.6	102,549.4
Provisions	1,437.3	118,106.6	107,664.6
Other current liabilities	1,245.2	102,314.9	108,242.0
Current income tax liabilities	153.0	12,542.0	12,538.5
Liabilities directly associated with Assets held-for-sale			31.2
Total current liabilities	18,772.0	1,542,488.5	1,497,456.7
Non-current liabilities:
Long-term debt	10,792.9	886,850.0	977,483.5
Other financial liabilities	1,934.0	158,916.0	112,968.6
Deferred income taxes	171.2	14,069.5	15,584.4
Provisions	1,606.0	131,966.5	129,558.9
Other liabilities	775.8	63,746.0	49,986.0
Total non-current liabilities	15,279.9	1,255,548.0	1,285,581.4
Total liabilities	34,051.9	2,798,036.5	2,783,038.1
Equity:
Additional paid-in capital	2,612.4	214,659.5	214,138.2
Reserves	1,911.5	157,064.3	134,538.8
Other components of equity	329.7	27,096.4	41,420.2
Equity attributable to shareholders of Tata Motors Limited	4,946.8	406,480.4	397,756.0
Non-controlling interests	886.9	72,875.1	42,808.6
Total equity	5,833.7	479,355.5	440,564.6
Total liabilities and equity	39,885.6	3,277,392.0	3,223,602.7
Ordinary shares [Member]
Equity:
Ordinary shares	80.8	6,643.2	6,641.8
'A' Ordinary shares [Member]
Equity:
Ordinary shares	$ 12.4	₨ 1,017.0	₨ 1,017.0